Satellites, Property and Other Equipment (Details) - Schedule of change in accounting policy associated with SaaS also resulted in restatement $ in Thousands	12 Months Ended
Dec. 31, 2021 CAD ($)
Schedule Of Change In Accounting Policy Associated With Saas Also Resulted In Restatement Abstract
As reported	$ 313,909
Change in accounting policy associated with SaaS	(2,087)
Restated	311,822
As reported	(1,493)
Change in accounting policy associated with SaaS	758
Restated	$ (735)